Income Taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income Taxes
13.	Income Taxes

a)	Effective tax rate

The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	Year ended December 31,
	2019	2018
Loss for the year before taxes	$(57,903)	$(15,043)
Combined statutory tax rate	27.0%	27.0%
Expected tax recovery	(15,634)	(4,062)
Difference in foreign tax rates	(914)	(91)
Non-deductible items	541	1,538
Change in unrecognized deferred tax and other items	16,007	2,615
Income Tax Expense / (Recovery)	$-	$-

b)	Deferred income tax assets and liabilities

Deferred income tax assets and liabilities have been recognized in respect of the following items:

	Year ended December 31,
	2019	2018
Non-capital loss carry forward assets	$16,994	$29,353
Mineral property acquisition, exploration and development costs	(16,994)	(29,353)
Net deferred income tax liabilities	$-	$-

Deferred income tax assets have not yet been recognized in respect of the following items:

	Year ended December 31,
	2019	2018
Non-capital loss carry forward assets	$41,104	$25,437
Capital loss carry forward assets	360	360
Intercompany receivable assets	2,690	2,109
Other assets	4,288	1,125
Unrecognized deferred income tax assets	$48,442	$29,031

As at December 31, 2019, the Company has Canadian non-capital loss carry forwards of approximately $53.8 million (December 31, 2018 - $47.6 million), which expire between 2026 and 2039.  The Company also has US federal non-capital loss carry forwards of approximately $152.3 million (December 31, 2018 - $146.7 million), of which approximately $134.9 million were generated prior to 2018 and expire between 2020 and 2037.  The remaining $17.4 million were generated in tax years since 2018 and do not expire.  The Company’s US state non-capital loss carry forwards expire between 2020 and 2034.  Further, US net operating loss carry forwards may be subject to an annual limitation in the event of a 50% or greater change of ownership within a 3 year period as defined under Section 382 of the Internal Revenue Code.

The Company is not recognizing these deferred tax assets because they relate to entities with a history of losses and there is not convincing evidence that future taxable income will enable timely offset.